UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.    Name and address of issuer:
                           Citizens Funds
                           (Formerly known as "Citizens Investment Trust") 230 Commerce Way Suite 300
                           Portsmouth, NH 03801

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number:
                             811-3626
      Securities Act File Number:
                             2-80886

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4(a). Last day of fiscal year for which this Form is filed:
                             June 30, 1998


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4.(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


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4.(c) [ ] Check box if this is the last time the issuer will be filing this
          Form.

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
5.    Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                  $ 570,166,542

         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:             $ 470,092,745

         (iii) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the
               Commission:                                     $     0

          (iv) Total available redemption credits [add
               items 5(ii) and 5(iii):                                    -$ 470,092,745

          (v)  Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]:                                                 $ 100,073,797

          (vi) Redemption credits available for use in future years - if Item 5(i) is less than


               Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:                                          $ (     )

          (vii)Multiplier for determining registration
               fee (See Instruction C.9):                                  x   .000295

          (viii)Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee
                is due):                                                  =$      29,522

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

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7.    Interest due - if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):       +$    0

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                 =$  29,522

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:
                            September 23, 1998

       Method of Delivery:
                            [X] Wire Transfer  CIK: 0000711202

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      Joseph F. Keefe
                              --------------------------
                              Joseph F. Keefe, Secretary

Date  September 23, 1998